Commitment and Contingencies - Commitments and Maturity of Commitments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Delivery installments for jack-up drilling rigs	$ 294.8	$ 294.8
Total	294.8	$ 294.8
Less than 1 year	0.0
1-2 years	0.0
2-3 years	294.8
Thereafter	$ 0.0